9. Notes Payable (Details) (USD $)	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Total	$ 800,000	$ 800,000	$ 15,151
Less: Current maturities (notes payable)			(6,383)
Less: Current maturities (convertible notes payable)	(200,000)
Subtotal	600,000	800,000	8,768
Less: amount due after one year for notes payable			(8,768)
Amount due after one year for convertible notes payable	600,000	800,000
Note payable - related party originating August 14, 2012; no monthly payments required; bearing interest at 5%
Total	300,000	300,000
Note payable - related party originating March 13, 2012; no monthly payments required; bearing interest at 0.19%
Total	300,000	300,000
Note payable - originating February 25, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 25, 2014
Total	100,000	100,000
Note payable - originating February 27, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 27, 2014
Total	50,000	50,000
Note payable - originating February 29, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 29, 2014
Total	50,000	50,000
Note payable for vehicle, 72 monthly payments of $618; interest at 8.4% through March 2014
Total			$ 15,151